Financial Instruments and Related Risk Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of future bad debts covered by indemnification agreement	52.00%
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	5.00%
Outstanding customer credit with financial institution	$ 571
Industrial and Feed Customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	30 days
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum period for fixed price natural gas hedges	10 years
Bottom of range [member] | Fertilizer Customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	15 days
Bottom of range [member] | Retail Customer [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	30 days
Bottom of range [member] | Customer [member]
Disclosure of detailed information about financial instruments [line items]
Credit review frequency period	12 months
Top of range [member] | Fertilizer Customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	30 days
Top of range [member] | Export Sales Customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	180 days
Top of range [member] | Retail Customer [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	90 days
Top of range [member] | Customer [member]
Disclosure of detailed information about financial instruments [line items]
Credit review frequency period	24 months